Post-employment benefits for associates - Weighted average plan asset allocation (Details) - Pension plans	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity securities, allocation percentage	35.00%	31.00%
Debt securities, allocation percentage	40.00%	46.00%
Real estate, allocation percentage	11.00%	7.00%
Alternative investments, allocation percentage	11.00%	10.00%
Cash and other investments, allocation percentage	3.00%	6.00%
Total, allocation percentage	100.00%	100.00%
Long-term target minimum
Disclosure of fair value of plan assets [line items]
Equity securities, target	15.00%
Debt securities, target	20.00%
Real estate, target	5.00%
Alternative investments, target	0.00%
Cash and other investments, target	0.00%
Long-term target maximum
Disclosure of fair value of plan assets [line items]
Equity securities, target	40.00%
Debt securities, target	60.00%
Real estate, target	20.00%
Alternative investments, target	20.00%
Cash and other investments, target	15.00%